STATEMENT OF CHANGES IN CONSOLIDATED SHAREHOLDERS' EQUITY $ in Thousands		Shareholders' equity - Attributable to shareholders of Biophytis EUR (€)		Share capital EUR (€) shares	Issued premium EUR (€)		Accumulated deficit and net loss EUR (€)	Foreign currency translation adjustment EUR (€)	Share based payment EUR (€)	Split accounting impact related to convertible notes and non-convertible bonds EUR (€)	Treasury shares EUR (€)	Non-controlling interest EUR (€)	USD ($) shares	EUR (€) shares
Balance at the beginning of period at Dec. 31, 2017		€ 21,219,000		€ 2,693,000	€ 44,708,000		€ (30,951,000)	€ 0	€ 4,386,000	€ 521,000	€ (138,000)	€ (31,000)		€ 21,188,000
Balance at the beginning of period (shares) at Dec. 31, 2017 | shares				13,463,413
Net loss for the period		(13,987,000)					(13,987,000)							(13,987,000)
Other comprehensive income (loss)		(106,000)					(42,000)	(64,000)						(106,000)
Total comprehensive income (loss)		(14,093,000)					(14,029,000)	(64,000)						(14,093,000)
Issuance of warrants attached to non-convertible bonds		289,000								289,000				289,000
Deferred tax liabilities on the issuance of warrants		(72,000)								(72,000)				(72,000)
Treasury shares net movements		(13,000)									(13,000)			(13,000)
Gains and losses, net related to treasury shares		(135,000)					(135,000)							(135,000)
Equity settled share-based payments		287,000							287,000					287,000
Costs incurred in relation to equity transactions	[1]	(445,000)			(445,000)									(445,000)
Balance at the end of period at Dec. 31, 2018		7,037,000		€ 2,693,000	44,263,000		(45,115,000)	(64,000)	4,673,000	738,000	(151,000)	(31,000)		7,006,000
Balance at the end of period (shares) at Dec. 31, 2018 | shares				13,463,413
Net loss for the period		(17,788,000)					(17,788,000)							(17,788,000)
Other comprehensive income (loss)		69,000					87,000	(18,000)						69,000
Total comprehensive income (loss)		(17,719,000)					(17,701,000)	(18,000)						(17,719,000)
Conversion of convertible notes		2,629,000		€ 2,100,000	529,000									2,629,000
Conversion of convertible notes (in shares) | shares				10,499,841
Issuance of warrants attached to non-convertible bonds		75,000								75,000				75,000
Deferred tax liabilities on the issuance of warrants		(28,000)								(28,000)				(28,000)
Treasury shares net movements		134,000									134,000			134,000
Gains and losses, net related to treasury shares		(131,000)					(131,000)							(131,000)
Equity settled share-based payments		63,000							63,000					63,000
Costs incurred in relation to equity transactions	[1]	445,000			445,000									445,000
Balance at the end of period at Dec. 31, 2019		(7,495,000)		€ 4,793,000	45,237,000		(62,947,000)	(82,000)	4,736,000	785,000	(17,000)	(31,000)		(7,526,000)
Balance at the end of period (shares) at Dec. 31, 2019 | shares				23,963,254
Net loss for the period		(17,054,000)					(17,054,000)							(17,054,000)
Other comprehensive income (loss)		(4,000)					(14,000)	10,000						(4,000)
Total comprehensive income (loss)		(17,058,000)					(17,068,000)	10,000						(17,058,000)
Conversion of convertible notes	[2]	8,841,000		€ 4,116,000	4,725,000									8,841,000
Conversion of convertible notes (in shares) | shares	[2]			20,578,683
Share capital increase		24,880,000		€ 10,268,000	14,612,000								$ 974	€ 24,880,000
Share capital increase (in shares) | shares				51,345,005									4,870,155	4,870,155
Exercise of warrants		1,315,000		€ 974,000	341,000									€ 1,315,000
Exercise of warrants (in shares) | shares				4,870,155									694,444	694,444
Subscription of warrants		449,000			449,000									€ 449,000
Allocation of premiums to retained earnings (3)	[3]				(44,047,000)		(44,047,000)
Treasury shares net movements		(25,000)									(25,000)			(25,000)
Gains and losses, net related to treasury shares		61,000					61,000							61,000
Equity settled share-based payments		785,000							785,000					785,000
Biophytis shares to be received from Negma	[4]	(1,394,000)					(1,394,000)							(1,394,000)
Costs incurred in relation to equity transactions		(787,000)			(787,000)									(787,000)
Costs incurred in relation to equity transactions		(2,709,000)	[5]	€ (2,709,000)	(2,709,000)	[5]								(2,709,000)	[5]
Balance at the end of period at Dec. 31, 2020		€ 6,863,000		€ 20,151,000	€ 17,821,000		€ (37,301,000)	€ (72,000)	€ 5,521,000	€ 785,000	€ (42,000)	€ (31,000)		€ 6,832,000
Balance at the end of period (shares) at Dec. 31, 2020 | shares				100,757,097									100,757,097	100,757,097

[1]	Costs directly attributable to the proposed issuance of shares in connection with a listing of the Company’s equity securities on a U.S. stock exchange in 2018 were recognized as a reduction from shareholders’ equity for €(445) thousand. Following the Company’s decision to postpone the issuance of its shares, the related costs were recognized in the 2019 statement of consolidated operations.
[2]	The amount of € 4,725 thousand in premiums related to share capital corresponds to the impact of the conversion of 398 bonds held by Atlas and Negma and the IFRS adjustment relating to the issue premium of €89 thousand which reflects the 8% discount due to the conversion ratio of 0.92 for Negma bonds and the 3% discount due to the conversion ratio of 0.97 for Atlas bonds.
[3]	The general meeting held on May 28, 2020 decided the allocation of premiums to accumulated deficit.
[4]	The judgment of the Paris Court of Appeal of November 18, 2020, in favour of Biophytis, ordered the return by Negma of the 2,050,000 Biophytis shares previously delivered following the judgment of May 7, 2020. As a result, the Company recognized as of December 31, 2020 the right to receive the 2,050,000 shares to be returned by Negma in equity for € 1,394 thousand in counterparts of the offset of the financial indemnity previously recorded as financial expense (see notes 12.2 and 14).
[5]	Costs incurred by the Company in relation to private placements totaling €23.5 million that occurred in February, June, July and October 2020.